Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000052257 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.36%
C000052257 [Member] | Regeneron Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000052257 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
C000052257 [Member] | Amgen [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000052257 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000052257 [Member] | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000052257 [Member] | Elevance Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000052257 [Member] | Boston Scientific [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000052257 [Member] | Chugai Pharmaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000052257 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000052257 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000052257 [Member] | Blue Chip Medical Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.45%
C000052257 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
C000052257 [Member] | Small Mid Cap Medical Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000052257 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.83%
C000052258 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.36%
C000052258 [Member] | Regeneron Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000052258 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
C000052258 [Member] | Amgen [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000052258 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000052258 [Member] | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000052258 [Member] | Elevance Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000052258 [Member] | Boston Scientific [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000052258 [Member] | Chugai Pharmaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000052258 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000052258 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000052258 [Member] | Blue Chip Medical Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.45%
C000052258 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
C000052258 [Member] | Small Mid Cap Medical Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000052258 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.83%
C000052259 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.36%
C000052259 [Member] | Regeneron Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000052259 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
C000052259 [Member] | Amgen [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000052259 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000052259 [Member] | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000052259 [Member] | Elevance Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000052259 [Member] | Boston Scientific [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000052259 [Member] | Chugai Pharmaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000052259 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000052259 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000052259 [Member] | Blue Chip Medical Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.45%
C000052259 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
C000052259 [Member] | Small Mid Cap Medical Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000052259 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.83%
C000052260 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.36%
C000052260 [Member] | Regeneron Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000052260 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
C000052260 [Member] | Amgen [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000052260 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000052260 [Member] | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000052260 [Member] | Elevance Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000052260 [Member] | Boston Scientific [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000052260 [Member] | Chugai Pharmaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000052260 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000052260 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000052260 [Member] | Blue Chip Medical Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.45%
C000052260 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
C000052260 [Member] | Small Mid Cap Medical Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000052260 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.83%